Document and Entity Information	Sep. 10, 2019
Cover [Abstract]
Entity Registrant Name	NORTHERN STATES POWER CO
Entity Tax Identification Number	41-1967505
City Area Code	612
Amendment Flag	false
Entity Central Index Key	0001123852
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Incorporation, State or Country Code	MN
Entity Address, State or Province	MN
Entity File Number	001-31387
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, Postal Zip Code	55401
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false